Note 10 - Financial Instruments - Gain or Loss on Derivatives Not Designated as Hedging Instruments (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivatives not designated as hedging instruments, gain (loss)	$ (114,962)	$ 633,606
Not Designated as Hedging Instrument [Member]
Derivatives not designated as hedging instruments, gain (loss)	(114,962)	633,606
Not Designated as Hedging Instrument [Member] | Interest Rate Swap Contracts, Unrealized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	(182,625)	191,296
Not Designated as Hedging Instrument [Member] | Interest Rate Contracts, Realized (Loss) / Gain [Member]
Derivatives not designated as hedging instruments, gain (loss)	67,663	109,407
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Realized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	0	(954,817)
Not Designated as Hedging Instrument [Member] | Freight Forward Agreements, Unrealized Gain (Loss) [Member]
Derivatives not designated as hedging instruments, gain (loss)	$ 0	$ 1,287,720